ROYALTY RECEIVABLE (Table)	12 Months Ended
Jan. 31, 2018
Royalty Receivable Table
Sechudle of royalty receivable
	January 31, 2018	January 31, 2017
Beginning balance	$-	$-
Royalty received for exploration and evaluation asset (Note 5)	3,603,680	-
Finance income	117,379	-
Change in foreign exchange rate	(180,306)	-
	$3,540,753	$-